Cover	Sep. 17, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2026
Entity File Number	001-38912
Entity Registrant Name	Avantor, Inc.
Entity Central Index Key	0001722482
Entity Tax Identification Number	82-2758923
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Building One
Entity Address, Address Line Two	Suite 200
Entity Address, Address Line Three	100 Matsonford Road
Entity Address, City or Town	Radnor
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	(610)
Local Phone Number	386-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, $0.01 par value
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	AVTR
Security Exchange Name	NYSE